JPMorgan Small Cap Growth Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	5.83%	(3.16%)	10.27%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	6.08%	(2.92%)	10.54%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	6.38%	(2.67%)	10.82%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	6.52%	(2.52%)	10.99%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.60%	(2.43%)	11.10%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	(3.43%)	9.62%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.76%	(1.94%)	8.85%